Investment Objectives and Goals - Tema Trading & Prediction Markets ETF	Sep. 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TEMA TRADING & PREDICTION MARKETS ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Trading & Prediction Markets ETF (the “Fund”) seeks to provide long-term growth.